                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on September 17, 2010. Assets held by the Separate Account which are invested in the Portfolio will be transferred at the close of trading on the NYSE on September 17, 2010 to the Dreyfus Variable Investment Fund -- Money Market Portfolio.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

Subaccounts


                   Subaccount Investing In                       Investment Objective
                   -----------------------------------------------------------------------------
AIM VARIABLE       Invesco V.I. Capital Appreciation    Long-term growth of capital.
INSURANCE Funds    Fund -- Series I shares (formerly,
(INVESCO VARIABLE  AIM V.I. Capital Appreciation
INSURANCE FUNDS)   Fund -- Series I shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Global Real Estate      Total return through growth of capital
                   Fund -- Series II shares (formerly,  and current income.
                   AIM V.I. Global Real Estate Fund
                   -- Series II shares)
                   -----------------------------------------------------------------------------
                   Invesco V.I. Large Cap Growth        Long-term growth of capital
                   Fund -- Series I shares (formerly,
                   AIM V.I. Large Cap Growth Fund
                   -- Series I shares)
                   -----------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced           Seeks to maximize total return
VARIABLE PRODUCTS  Wealth Strategy Portfolio --         consistent with the adviser's
SERIES FUND, INC.  Class B                              determination of reasonable risk.
                   -----------------------------------------------------------------------------
                   AllianceBernstein Growth and         Long-term growth of capital.
                   Income Portfolio -- Class B
                   -----------------------------------------------------------------------------
                   AllianceBernstein Large Cap          Long-term growth of capital.
                   Growth Portfolio -- Class B
                   -----------------------------------------------------------------------------

                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.



---------------------------------------------------------------------------
Total return through growth of capital  Invesco Advisers, Inc. (subadvised
and current income.                     by Invesco Asset Management
    Limited)

---------------------------------------------------------------------------
Long-term growth of capital             Invesco Advisers, Inc.



---------------------------------------------------------------------------
Seeks to maximize total return          AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

---------------------------------------------------------------------------

19781CBNY SUPPB 06/30/10


                         Subaccount Investing In                      Investment Objective
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --         The fund seeks capital growth by
VARIABLE PORTFOLIOS,     Class I                            investing in common stock. Income is
INC.                                                        a secondary objective.
                         -----------------------------------------------------------------------------
                         VP International Fund -- Class I   The fund seeks capital growth.

                         -----------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I        The fund seeks long-term capital
                                                            growth.
                         -----------------------------------------------------------------------------
                         VP Value Fund -- Class I           The fund seeks long-term capital
                                                            growth. Income is a secondary
                                                            objective.
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  Dreyfus Investment Portfolios      Seeks investment returns that are
                         MidCap Stock Portfolio -- Initial  greater than the total return
                         Shares                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------
                         Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                         -- Money Market Portfolio          current income as is consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity. As a money
                                                            market fund, the portfolio is subject to
                                                            maturity, quality and diversification
                                                            requirements designed to help it
                                                            maintain a stable share price of $1.00.
                         -----------------------------------------------------------------------------
                         The Dreyfus Socially Responsible   Seeks capital growth, with current
                         Growth Fund, Inc. -- Initial       income as a secondary objective.
                         Shares
                         -----------------------------------------------------------------------------
DWS VARIABLE             DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
SERIES II                Value VIP -- Class B Shares

                         -----------------------------------------------------------------------------
                         DWS Strategic Value VIP --         Seeks to achieve a high rate of total
                         Class B Shares (formerly, DWS      return.
                         Dreman High Return Equity VIP
                         -- Class B Shares)
                         -----------------------------------------------------------------------------
                         DWS Technology VIP -- Class B      Seeks growth of capital.
                         Shares
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS       Service Class 2
FUND









                         -----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
The fund seeks capital growth by          American Century Investment
investing in common stock. Income is      Management, Inc.
a secondary objective.
-----------------------------------------------------------------------------
The fund seeks capital growth.            American Century Global
                                          Investment Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth.                                   Management, Inc.
-----------------------------------------------------------------------------
The fund seeks long-term capital          American Century Investment
growth. Income is a secondary             Management, Inc.
objective.
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
 Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
        Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                  FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                    Service Class 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Large Cap Growth          Seeks capital appreciation. The fund
VARIABLE INSURANCE  Securities Fund -- Class 2 Shares  normally invests at least 80% of its net
PRODUCTS TRUST                                         assets in investments of large
                                                       capitalization companies.
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Foreign Securities       Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Total Return Fund/1/               Seeks the highest total return,
FUNDS, INC.                                            composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMorgan Insurance Trust Core      Seeks to maximize total return by
TRUST               Bond Portfolio -- Class 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust Equity    Seeks investment results that
                    Index Portfolio -- Class 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500/SM/
                                                       Composite Stock Price Index
                                                       (S&P 500(R) Index).
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide high total return from
                    International Equity Portfolio --  a portfolio of equity securities of
                    Class 1                            foreign companies. Total return
                                                       consists of capital growth and current
                                                       income.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks to provide long-term capital
                    Intrepid Growth Portfolio --       growth.
                    Class 1
                    ------------------------------------------------------------------------------

                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies.
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Management
investing primarily in a diversified       Inc., an indirect, wholly-owned
portfolio of intermediate- and long-       subsidiary of JPMorgan Chase & Co.
term debt securities.
------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Management
correspond to the aggregate price and      Inc., an indirect, wholly-owned
dividend performance of securities in      subsidiary of JPMorgan Chase & Co.
the Standard & Poor's 500/SM/
Composite Stock Price Index
(S&P 500(R) Index).
------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Management
a portfolio of equity securities of        Inc., an indirect, wholly-owned
foreign companies. Total return            subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Management
growth.                                    Inc., an indirect, wholly-owned
                                           subsidiary of JPMorgan Chase & Co.
------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust          Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --     investing primarily in equity securities
                      Class 1                           of companies with intermediate
                                                        capitalizations.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid      Seeks capital growth over the long
                      Cap Growth Portfolio -- Class 1   term.
                      (formerly, JPMorgan Insurance
                      Trust Diversified Mid Cap Growth
                      Portfolio -- Class 1)
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid      Seeks capital appreciation with the
                      Cap Value Portfolio -- Class 1    secondary goal of achieving current
                                                        income by investing in equity
                                                        securities.
                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small    Seeks capital growth over the long
                      Cap Core Portfolio -- Class 1     term.

                      ------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.     Seeks to provide high total return from
                      Equity Portfolio -- Class 1       a portfolio of selected equity securities.

                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock     The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares    seek capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series -- The fund's investment objective is to
                      Service Class Shares              seek total return with an emphasis on
                                                        high current income, but also
                                                        considering capital appreciation.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return Series --     The fund's investment objective is to
                      Service Class Shares              seek total return. The fund's objective
                                                        may be changed without shareholder
                                                        approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Capital               Seeks capital appreciation by investing
ACCOUNT FUNDS         Appreciation Fund/VA -- Service   in securities of well-known established
                      Shares                            companies.
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return.
                      VA -- Service Shares
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        High Yield Portfolio --           Seeks maximum total return,
INSURANCE TRUST       Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      ------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ------------------------------------------------------------------------------

                                               Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
-------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Management
investing primarily in equity securities    Inc., an indirect, wholly-owned
of companies with intermediate              subsidiary of JPMorgan Chase & Co.
capitalizations.
-------------------------------------------------------------------------------
Seeks capital growth over the long          JPMorgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.


-------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Management
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
-------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of selected equity securities.  Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation.                  Company
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation.
-------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
-------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
-------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
-------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
-------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund  (the fund's administrator)
                    Shares                            normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 1.51% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,159      $2,421      $3,630       $6,669

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $510       $1,784      $3,091       $6,524

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $627       $1,905      $3,219       $6,669

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.